OTHER ASSETS, INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets
Other assets as at December 31, 2020 consist mainly of long-term investments and advisor and employee loans.

	2020	2019
	$	$
Long-term investments	64,191	27,774
Advisor loans and employee loans	36,470	24,148
Other	24,081	18,833
	124,742	70,755